Effective Income Tax Reconciliation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income before taxes as reported in the statements of income		$ 978,840	$ 970,946	$ 896,672
Statutory tax rate in Israel		23.00%	24.00%	25.00%
Effect of "Preferred Enterprise" status	[1]	(9.00%)	(11.00%)	(5.00%)
Decrease in US deferred tax due to US tax rate change			4.00%
Others, net		2.00%		(1.00%)
Effective tax rate		16.00%	17.00%	19.00%

[1]	Basic earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status $ 0.57 $ 0.68 $ 0.26 Diluted earnings per share amounts of the benefit resulting from the "Technological preferred or Preferred Enterprise" status $ 0.56 $ 0.66 $ 0.26